Derivatives and fair value measurements - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Derivative [Line Items]
Derivative duration	15 years
Bank's option exercise date	Mar. 31, 2016
Fuel pricing contracts
Derivative [Line Items]
Derivative assets gross	$ 46,949	$ 43,499
Derivative liabilities gross	$ 24,533	$ 24,558
Fuel pricing contracts metric tons	14,553,635	7,784,141